UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23418

John Hancock GA Mortgage Trust
(Exact name of registrant as specified in charter)

197 Clarendon Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Heidi Knapp
Treasurer

197 Clarendon Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-572-6231

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock GA Mortgage Trust
Semi-Annual Report
June 30, 2019

John Hancock GA Mortgage Trust
June 30, 2019

Table of Contents

Portfolio summary	1

Portfolio of investments	2

Statement of assets and liabilities	4

Statement of operations	5

Statement of changes in net assets	6

Statement of cash flows	7

Financial highlights	8

Notes to financial statements	9

Board considerations	15

More information	18

John Hancock GA Mortgage Trust
Portfolio summary 6-30-19 (unaudited)

Portfolio Composition as of 6-30-19 (%)

Commercial mortgage loans	87.6
U.S. Government and Agency obligations	11.2
Short-term investments and other	1.2

As a percentage of net assets.

Top 10 Issuers as of 6-30-19 (%)

POP 3 Ravinia LLC	12.7
One Biscayne Tower LLC	11.6
U.S. Treasury	11.2
Downtown Woodinville LLC	6.9
Voyager RV Resort MHC	4.4
5021 St. LLC	3.9
LB PCH Associates LLC	3.7
THF Greengate Development LP	3.6
Delphi Investors LLC	3.6
5001 St. LLC	3.3
TOTAL	64.9

As a percentage of net assets.
Cash and cash equivalents are not included.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 87.6%				$876,335,937
(Cost $820,760,254)
1635 Divisadero Medical Building LLC	3.950	06-01-30	6,852,964	6,859,666
1635 Divisadero Medical Building LLC	6.000	06-01-30	13,130,264	15,519,316
5001 St. LLC	4.390	09-01-40	29,631,937	33,201,844
5021 St. LLC	4.390	09-01-40	34,570,593	38,735,485
Beverly West Square Associates LP	5.560	12-01-30	9,965,075	11,509,920
BW Logan LLC	6.370	04-01-28	4,119,531	4,792,621
Columbia Cochran Commons LLC	5.790	03-01-24	4,540,651	5,071,539
Delphi Investors LLC	3.900	12-01-24	34,815,546	36,113,400
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	68,648,255
Edgewater Partnership LP	6.500	04-01-25	3,065,482	3,506,341
GALTG Partners LP	6.850	07-01-25	18,657,903	22,390,659
Gateway MHP, Ltd.	3.950	07-01-29	10,000,000	10,435,011
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	11,188,905	11,502,754
Junction 192	3.750	08-01-29	17,000,000	17,528,846
KIR Torrance LP	3.375	10-01-22	23,623,486	24,347,900
LB PCH Associates LLC	4.140	10-01-25	30,334,028	32,160,349
LB PCH Associates LLC	4.680	10-01-25	4,423,680	4,641,542
Manoa Shopping Center Associates LP	7.060	03-01-30	7,730,087	9,579,695
Olympic Mills Commerce Center LLC	4.060	03-01-36	12,865,868	13,776,476
One Biscayne Tower LLC	3.260	08-01-26	115,000,000	116,375,400
Parc Center Drive Joint Venture	5.480	02-01-32	2,850,275	3,294,866
PIRET NC Property LP	3.400	07-01-25	29,100,000	29,120,050
Plaza Inv. LP	3.910	05-01-26	30,160,888	31,687,330
POP 3 Ravinia LLC	4.460	01-01-42	115,500,000	126,902,162
Silverado Ranch Centre LLC	7.500	06-01-30	7,443,134	9,079,849
St. Indian Ridge LLC	6.590	08-01-29	6,555,523	7,775,676
Styertowne Shopping Center LLC	6.060	03-01-24	15,999,117	18,046,268
The Links at Rainbow Curve LP	4.300	10-01-22	18,060,118	18,956,749
THF Greengate Development LP	6.320	10-01-25	30,753,138	36,210,590
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	13,461,376	16,582,746
Valley Square I LP	5.490	02-01-26	17,226,835	18,834,547
Voyager RV Resort MHC	4.100	07-01-29	42,000,000	43,982,736
WG Opelousas LA LLC	7.290	05-01-28	1,583,581	1,954,165
White Oak Subsidiary LLC	4.900	07-01-24	8,744,687	9,661,935
White Oak Subsidiary LLC	8.110	07-01-24	14,095,533	17,549,249

U.S. Government and Agency obligations 11.2%				$111,941,965
(Cost $108,504,203)

U.S. Government 11.2%				111,941,965
U.S. Treasury
Note	2.375	05-15-29	31,400,000	32,430,313
Note	2.625	02-15-29	75,400,000	79,511,652

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Portfolio of investments 6-30-19 (unaudited)

	Yield*
	(%)	Maturity date	Par value^	Value

Short-term investments 3.6%				$35,536,829
(Cost $35,536,234)

U.S. Government 1.7%				16,985,366
U.S. Treasury Bill	2.150	07-16-19	17,000,000	16,985,366

		Yield (%)	Shares	Value

Money market funds 1.9%				18,551,463
State Street Institutional U.S. Government Money Market Fund, Premier
Class		2.3057(B)	18,551,463	18,551,463

Total investments (Cost $964,800,691) 102.4%				$1,023,814,731

Other assets and liabilities, net (2.4%)				(23,820,698)

Total net assets 100.0%				$999,994,033

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 6-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 6-30-19, the aggregate cost of investments for federal income tax purposes was $964,800,691. Net unrealized appreciation aggregated to $59,014,040, of which $59,014,040 related to gross unrealized appreciation and $0 related to gross unrealized depreciation.

The accompanying notes are an integral part of the financial statements.

Financial statements
John Hancock GA Mortgage Trust
Statement of assets and liabilities 6-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $964,800,691)	$1,023,814,731
Interest receivable	3,806,439
Deferred offering cost	160,274
Other assets	48,628

Total assets	1,027,830,072
Liabilities
Payable for investments purchased	27,000,000
Payable to affiliates
Investment management fees	519,452
Accounting and legal services fees	42,019
Trustees’ fees	1,306
Other liabilities and accrued expenses	273,262

Total liabilities	27,836,039

Net assets	$999,994,033
Net assets consist of
Paid-in capital	$936,868,233
Total distributable earnings (loss)	63,125,800

Net assets	$999,994,033
Net asset value per share
Based on 46,633,239 shares of beneficial interest outstanding - unlimited number of shares authorized with no
par value	$21.44

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of operations for the period ended 6-30-19[1] (unaudited)

Investment income
Interest	$15,791,926
Other income	71,300

Total investment income	15,863,226
Expenses
Investment management fees	915,486
Accounting and legal services fees	42,029
Transfer agent fees	28,757
Trustees’ fees	28,139
Custodian fees	116,516
Printing and postage	5,374
Professional fees	83,766
Offering and organization costs	525,474
Other	21,353

Total expenses	1,766,894
Net investment income	14,096,332
Realized and unrealized gain (loss)

Net realized gain (loss) on
Unaffiliated investments	2,412,328

2,412,328

Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	59,014,040

59,014,040
Net realized and unrealized gain	61,426,368

Increase in net assets from operations	$75,522,700

[1]	Period from 1-14-19 (commencement of operations) to 6-30-19.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of changes in net assets

Period ended
6-30-19[1]
(unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$14,096,332
Net realized gain	2,412,328
Change in net unrealized appreciation (depreciation)	59,014,040

Increase in net assets resulting from operations	75,522,700

Distributions to shareholders
From net investment income and net realized gain	(12,396,900)

Total distributions	(12,396,900)

From fund share transactions
Fund shares issued	936,868,233

Total increase	999,994,033
Net assets
Beginning of period	—

End of period	$999,994,033
Share activity

Shares outstanding
Beginning of period	—
Shares issued	46,633,239

End of period	46,633,239

[1]	Period from 1-14-19 (commencement of operations) to 6-30-19.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Statement of cash flows for the period ended 6-30-19[1] (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$75,522,700
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(1,157,169,811)
Long-term investments sold	228,887,613
Net purchases and sales in short-term investments	(35,109,638)
Net amortization of premium (discount)	1,003,473
(Increase) Decrease in assets:
Interest receivable	(3,806,439)
Deferred offering cost	(160,274)
Other assets	(48,628)
Increase (Decrease) in liabilities:
Payable for investments purchased	27,000,000
Payable to affiliates	562,777
Other liabilities and accrued expenses	273,262
Net change in unrealized (appreciation) depreciation on:
Investments	(59,014,040)
Net realized (gain) loss on:
Investments	(2,412,328)
Net cash used in operating activities	$(924,471,333)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(12,396,900)
Fund shares issued	936,868,233
Net cash flows provided by financing activities	$924,471,333
Cash at beginning of period	$—
Cash at end of period	$—

[1]	Period from 1-14-19 (commencement of operations) to 6-30-19.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Financial highlights (unaudited)

Period ended	6-30-19[1]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[2]	0.33
Net realized and unrealized gain (loss) on investments	1.39

Total from investment operations	1.72
Less distributions
From net investment income	(0.28)

Net asset value, end of period	$21.44
Total return (%)	8.65	[3]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,000
Ratios (as a percentage of average net assets):
Expenses before reductions	0.38	[4]
Expenses including reductions	0.38	[4]
Net investment income	3.47	[4]
Portfolio turnover (%)	26

[1]	Period from 1-14-19 (commencement of operations) to 6-30-19.
[2]	Based on average daily shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of the financial statements.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-19 (unaudited)

1. Organization

John Hancock GA Mortgage Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end, non-diversified management investment company. The investment objective of the fund is to generate current income, and to a lesser extent, capital appreciation.

The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.

The fund commenced operations on January 14, 2019 as a partnership. On January 17, 2019, the fund elected to be a registered investment company under the 1940 Act.

2. Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.

Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.

For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-19 (unaudited)

include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.

Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

The following is a summary of the values by input classification of the fund’s investments as of June 30, 2019 by major security category or type:

			Level 2	Level 3
	Total		Significant	Significant
	value at	Level 1	observable	unobservable
	6-30-19	quoted price	inputs	inputs
Investments in securities:
Assets
Commercial mortgage loans	$876,335,937	—	—	$876,335,937
U.S. Government and Agency obligations	111,941,965	—	$111,941,965	—
Short-term investments	35,536,829	$18,551,463	16,985,366	—
Total investments in securities	$1,023,814,731	$18,551,463	$128,927,331	$876,335,937

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.

Commercial
Investments in securities	mortgage loans
Balance as of 1-14-19 (commencement of operations)	-
Purchases	$828,000,216
Sales	(6,024,666)
Realized gain (loss)	(401,559)
Change in unrealized appreciation (depreciation)	54,761,946
Balance as of 6-30-19	$876,335,937
Change in unrealized appreciation (depreciation) at period end*	$55,575,683

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-19 (unaudited)

	Fair Value		Significant
	at 6-30-19	Valuation technique	unobservable inputs	Input range	Input weighted average*
Commercial mortgage loans	$876,335,937	Discounted cash flow	Discount rate	2.35%-3.96%	3.18%

*	A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.

A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2019 could have resulted in changes to the fair value measurement, as follows:

	Impact to Valuation	Impact to Valuation
Significant Unobservable Input	if input had increased	if input had decreased
Discount rate	Decrease	Increase

Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.

Commercial mortgage loans. The fund invests in commercial mortgage loans, and to a lesser extent, mezzanine loans and B-notes (to the extent permitted by the fund’s investment restrictions), which are secured by multifamily, commercial or other properties and are subject to risks of delinquency and foreclosure and risks of loss. Commercial real estate loans are generally not fully amortizing, which means that they may have a significant principal balance or balloon payment due on maturity. Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing or a functioning sales market, as well as other factors such as the value of the property, the level of prevailing mortgage rates, the borrower’s equity in the property and the financial condition and operating history of the property and the borrower. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower. In addition, in the absence of any such takeout financing, the ability of a borrower to repay a loan secured by an income-producing property will depend upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced, the borrower’s ability to repay the loan may be impaired. Furthermore, the fund may not have the same access to information in connection with investments in commercial mortgage loans, either when investigating a potential investment or after making an investment, as compared to publicly traded securities.

Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial loan, then the options for financial recovery are limited in nature. To the extent the underlying default rates with respect to the pool or tranche of commercial real estate loans in which the fund directly or indirectly invests increase, the performance of the fund investments related thereto may be adversely affected. Default rates and losses on commercial loans will be affected by a number of factors, including global, regional and local economic conditions in the area where the properties are located, the borrower’s equity in the underlying property and/or assets and the financial circumstances of the borrower. A decline in specific real estate or credit markets may result in higher delinquencies and defaults. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial loan are the only options before an ultimate foreclosure on the commercial property. A foreclosure is costly and often

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-19 (unaudited)

protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial loan.

In the event of any default under a mortgage or real estate loan held directly by the fund, it will bear a risk of loss of principal to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage or real estate loan, which could have a material adverse effect on the profitability of the fund. In the event of the bankruptcy of a mortgage or real estate loan borrower, the mortgage or real estate loan to such borrower will be deemed to be secured only to the extent of the value of the underlying collateral at the time of bankruptcy (as determined by the bankruptcy court), and the lien securing the mortgage or real estate loan will be subject to the avoidance powers of the bankruptcy trustee or debtor-in-possession to the extent the lien is unenforceable under state law. Additionally, in the event of a default under any senior debt, the junior or subordinate lender generally forecloses on the equity, purchases the senior debt or negotiates a forbearance or restructuring arrangement with the senior lender in order to preserve its collateral.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. The fund incurred organization costs of $385,747 and offering costs of $300,000 upon commencement of operations. Organization costs are expensed as incurred. Offering costs will be amortized over the fund’s first year of operations. For the period ended June 30, 2019, offering costs of $139,726 were amortized.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-19 (unaudited)

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

3. Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

4. Fees and transactions with affiliates

Hancock Capital Investment Management, LLC (the Advisor) serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, to offer to sell shares of the fund. The Advisor and Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.22% of average net assets, accrued daily and paid quarterly in arrears.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended June 30, 2019 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

Co-investment. Pursuant to an Exemptive Order issued by the SEC on June 25, 2019, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent directors make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies.

5. Fund share transactions

Affiliates of the fund owned 100% of shares of the fund on June 30, 2019.

John Hancock GA Mortgage Trust
Notes to financial statements 6-30-19 (unaudited)

6. Purchase and sale of securities

On January 15, 2019, the fund purchased securities in the amount of $799,800,631 from John Hancock Life Insurance Company (U.S.A.), an affiliate of the Advisor. The securities were purchased at fair market value as of the purchase date.

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $933,800,631 and $111,964,269, respectively, for the period ended June 30, 2019. Purchases and sales of U.S. Treasury obligations aggregated $223,369,180 and $116,923,344, respectively, for the period ended June 30, 2019.

John Hancock GA Mortgage Trust
Board considerations (unaudited)

Evaluation of Advisory Agreement by the Board of Trustees

Approval of Advisory Agreement

At an in-person meeting held on January 4, 2019, the Board of Trustees (the Board) of John Hancock GA Mortgage Trust (the fund), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the fund under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of the fund.

This section describes the evaluation by the Board of the advisory agreement between the fund and Hancock Capital Investment Management, LLC, (the Advisor) (the Advisory Agreement).

In considering the Advisory Agreement with respect to the fund, the Board received in advance of the meeting a variety of materials relating to the fund and the Advisor, including, to the extent available, comparative performance, fee and expense information for other comparable investment companies, performance information for an applicable index showing the composite performance of similar strategies managed by the Adviser and certain of its peers, and other information provided by the Advisor regarding the nature, extent, and quality of services to be provided by the Advisor under the Advisory Agreement, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. The information received and considered by the Board in connection with the January meeting was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including placement agent services.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the fund and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and discussed the proposed Advisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it will receive and review information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the fund, and also would be responsible for monitoring and reviewing the activities of third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the fund including investment, operational, enterprise, regulatory and compliance risks.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

John Hancock GA Mortgage Trust
Board considerations (unaudited)

(a) the background, qualifications, and skills of the Advisor’s personnel;

(b) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

(c) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(d) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(e) the Advisor’s initiatives intended to improve various aspects of the fund’s operations.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this meeting, and to the extent available, the performance of other comparable funds or accounts, if any, managed by the Advisor and the performance of an index showing the composite performance of comparable investment strategies managed by peers.

Fees and Expenses. The Board reviewed comparative information including, among other data, the fund’s anticipated management fees and net total expenses as compared to other comparable investment companies. The Board considered that the proposed management fees were significantly lower than the median advisory fee across the universe of closed-end, interval funds and with respect to Lipper categories of closed-end interval funds that most closely align with the fund’s investment strategies. The Board took into account management’s discussion of the fund’s anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients having similar investment mandates, if any. The Board considered any difference between the Advisor’s services to the fund and the services they provide to other such comparable clients or funds.

The Board concluded that the advisory fees to be paid by the fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the fund under the Advisory Agreement.

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the fund, the Board:

(a) reviewed financial information of the Advisor;

(b) considered that the Advisor will also provide administrative services to the fund on a cost basis pursuant to a services agreement;

(c) noted that affiliates of the Advisor will provide placement agency services to the fund;

(d) noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the fund;

(e) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, and regulatory risk; and

(f) considered that the Advisor does not believe it has a basis to calculate profitability with respect to the fund at this time, and that the Advisor will continue to evaluate how best to present profitability information to the Board on a go-forward basis.

John Hancock GA Mortgage Trust
Board considerations (unaudited)

Economies of Scale. In considering the extent to which the fund may realize any economies of scale and whether the fee level reflects these economies of scale for the benefit of the fund’s shareholders, the Board took into account management’s discussions of the current advisory fee structure, and, as noted above, the services the Advisor provides in performing its functions under the Advisory Agreement.

In considering the extent to which economies of scale would be realized if the fund grows and whether the fee level reflects these economies of scale, the Board:

(a) reviewed the fund’s advisory fee structure and took into account management’s discussion of the fund’s advisory fee structure; and

(b) also considered the potential effect of the fund’s future growth in size on its performance and fees.

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement.

John Hancock GA Mortgage Trust
More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.

All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included in Item 1.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.
(b) Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Mortgage Trust

By:	/s/ William McPadden
William McPadden
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William McPadden
William McPadden
President

Date:	August 26, 2019

By:	/s/ Heidi Knapp
Heidi Knapp
Treasurer and Chief Financial Officer

Date:	August 26, 2019